Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.22%♦
Basic Industry — 8.08%
Arconic †	67,800	$ 1,778,394
Ashland	15,200	1,561,192
Avient	45,100	1,856,316
Berry Global Group	47,900	2,821,310
HB Fuller	34,561	2,365,700
Huntsman	68,600	1,876,896
Louisiana-Pacific	41,000	2,222,610
Summit Materials Class A †	51,552	1,468,717
		15,951,135
Consumer Discretionary — 12.66%
Acushnet Holdings	35,200	1,793,088
Adient †	50,400	2,064,384
Barnes Group	49,400	1,989,832
Choice Hotels International	12,500	1,464,875
Columbia Sportswear	21,900	1,976,256
Cracker Barrel Old Country Store	13,400	1,522,240
Group 1 Automotive	11,300	2,558,546
KB Home	43,600	1,751,848
Meritage Homes	20,300	2,370,228
Nexstar Media Group	8,600	1,484,876
Steven Madden	47,800	1,720,800
Texas Roadhouse	19,750	2,134,185
UniFirst	12,300	2,167,629
		24,998,787
Consumer Staples — 3.59%
Flowers Foods	52,700	1,444,507
Hostess Brands †	70,500	1,754,040
J & J Snack Foods	15,800	2,341,876
Performance Food Group †	25,616	1,545,669
		7,086,092
Energy — 6.09%
CNX Resources †	88,800	1,422,576
Delek US Holdings	36,300	833,085
Liberty Energy	137,300	1,758,813
Magnolia Oil & Gas Class A	116,600	2,551,208
Matador Resources	34,000	1,620,100
Murphy Oil	61,700	2,281,666
Patterson-UTI Energy	132,500	1,550,250
		12,017,698
Financial Services — 23.20%
American Equity Investment Life Holding	55,300	2,017,897
Assurant	16,500	1,981,155
Axis Capital Holdings	27,900	1,521,108
Bank of NT Butterfield & Son	40,200	1,085,400
Bread Financial Holdings	31,900	967,208
Columbia Banking System	111,497	2,388,266
East West Bancorp	50,200	2,786,100
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services (continued)
Essent Group	43,200	$ 1,730,160
First Financial Bancorp	92,600	2,015,902
First Interstate BancSystem Class A	51,785	1,546,300
FNB	326,800	3,790,880
Hancock Whitney	98,650	3,590,860
Hanover Insurance Group	14,800	1,901,800
Hope Bancorp	129,510	1,271,788
Sandy Spring Bancorp	31,300	813,174
Selective Insurance Group	23,100	2,202,123
Stewart Information Services	31,800	1,283,130
Stifel Financial	66,050	3,902,894
Synovus Financial	72,850	2,245,966
Valley National Bancorp	315,100	2,911,524
Webster Financial	97,199	3,831,585
		45,785,220
Healthcare — 4.70%
Avanos Medical †	51,400	1,528,636
Integer Holdings †	25,400	1,968,500
Integra LifeSciences Holdings †	42,800	2,457,148
NuVasive †	22,600	933,606
Prestige Consumer Healthcare †	20,400	1,277,652
Service Corp. International	16,150	1,110,797
		9,276,339
Industrials — 14.49%
Atkore †	29,150	4,094,992
CACI International Class A †	7,400	2,192,472
H&E Equipment Services	38,400	1,698,432
ITT	39,000	3,365,700
KBR	42,432	2,335,882
MasTec †	41,590	3,927,759
Regal Rexnord	15,108	2,126,149
Terex	33,150	1,603,797
Timken	21,500	1,756,980
WESCO International	24,017	3,711,587
Zurn Elkay Water Solutions	83,400	1,781,424
		28,595,174
Real Estate Investment Trusts — 7.91%
Apple Hospitality REIT	12,341	191,532
Independence Realty Trust	128,180	2,054,725
Kite Realty Group Trust	84,055	1,758,431
Life Storage	9,250	1,212,583
LXP Industrial Trust	212,850	2,194,483
National Health Investors	28,650	1,477,767
Outfront Media	109,200	1,772,316
RPT Realty	96,400	916,764
Spirit Realty Capital	48,400	1,928,256
NQ-FL5 [3/23] 5/23 (2912858)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Special Situations Series
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Real Estate Investment Trusts (continued)
Summit Hotel Properties	99,786	$ 698,502
Tricon Residential	182,950	1,417,863
		15,623,222
Technology — 10.92%
Belden	3,406	295,539
Cirrus Logic †	24,400	2,668,872
Concentrix	11,400	1,385,670
Diodes †	25,400	2,356,104
Flex †	112,109	2,579,628
Leonardo DRS †	82,931	1,075,615
NCR †	39,988	943,317
NetScout Systems †	51,500	1,475,475
Power Integrations	28,400	2,403,776
TD SYNNEX	14,800	1,432,492
TTM Technologies †	145,500	1,962,795
Viavi Solutions †	125,400	1,358,082
Vishay Intertechnology	71,100	1,608,282
		21,545,647
Transportation — 2.61%
Kirby †	22,000	1,533,400
Saia †	4,000	1,088,320
Werner Enterprises	55,800	2,538,342
		5,160,062
Utilities — 3.97%
ALLETE	32,700	2,104,899
Black Hills	39,590	2,498,129
OGE Energy	45,400	1,709,764
Southwest Gas Holdings	24,500	1,530,025
		7,842,817
Total Common Stocks (cost $169,048,298)		193,882,193

	Number of shares	Value (US $)

Short-Term Investments — 1.25%
Money Market Mutual Funds — 1.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	613,948	$ 613,948
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	613,949	613,949
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	613,949	613,949
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	613,949	613,949
Total Short-Term Investments (cost $2,455,795)		2,455,795

Total Value of Securities—99.47% (cost $171,504,093)		196,337,988
Receivables and Other Assets Net of Liabilities—0.53%		1,051,401
Net Assets Applicable to 6,654,717 Shares Outstanding—100.00%		$197,389,389
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-FL5 [3/23] 5/23 (2912858)